UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22057

Cohen & Steers Global Income Builder, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCK 113.3%
AUSTRALIA 1.1%
ELECTRIC—REGULATED ELECTRIC 0.1%
Spark Infrastructure Group	162,514	$257,871

REAL ESTATE 0.6%
DIVERSIFIED 0.1%
Dexus Property Group	40,834	248,532

RETAIL 0.5%
Scentre Group	139,668	475,358
Vicinity Centres	241,923	591,573
		1,066,931
TOTAL REAL ESTATE		1,315,463

TOLL ROADS 0.4%
Transurban Group	103,692	902,156
TOTAL AUSTRALIA		2,475,490

AUSTRIA 0.0%
REAL ESTATE—DIVERSIFIED
BUWOG AG(a)	4,700	100,973

CANADA 1.7%
CONSUMER—CYCLICAL—AUTOMOBILES 0.4%
Magna International	21,000	902,737

DIVERSIFIED 0.2%
AltaGas Ltd.	15,715	404,143

PIPELINES—C-CORP 1.0%
Enbridge	28,020	1,090,811
TransCanada Corp.	27,169	1,068,142
		2,158,953
REAL ESTATE—OFFICE 0.1%
Allied Properties REIT	11,464	308,679
TOTAL CANADA		3,774,512

CHINA 0.7%
INFORMATION TECHNOLOGY—DIVERSIFIED FINANCIAL SERVICES 0.5%
Alibaba Group Holding Ltd. (Cayman Islands), ADR (USD)(a),(b)	14,000	1,106,420

TOLL ROADS 0.2%
Jiangsu Expressway Co., Ltd., Class H (HKD)	358,000	482,727
TOTAL CHINA		1,589,147

	Number of Shares	Value
FRANCE 5.3%
COMMUNICATIONS—SATELLITES 0.3%
Eutelsat Communications SA(c)	19,943	$644,258

CONSUMER STAPLES 1.2%
Danone SA(c)	38,641	2,748,539

DIVERSIFIED 0.5%
LVMH Moet Hennessy Louis Vuitton SA(c)	6,500	1,113,151

ENERGY—OIL & GAS 0.4%
Total SA(c)	22,980	1,047,526

FINANCIAL—BANKS 0.8%
BNP Paribas(c)	36,900	1,857,151

HEALTH CARE—PHARMACEUTICALS 0.7%
Sanofi(c)	18,900	1,523,937

INDUSTRIALS—AEROSPACE & DEFENSE 0.8%
Airbus Group NV	27,000	1,792,704

REAL ESTATE 0.6%
DIVERSIFIED 0.1%
Fonciere des Regions	2,745	259,410

RETAIL 0.5%
Klepierre	21,415	1,025,898
TOTAL REAL ESTATE		1,285,308
TOTAL FRANCE		12,012,574

GERMANY 4.5%
FINANCIAL 1.8%
BANKS 0.5%
Deutsche Bank AG	59,800	1,017,294

INSURANCE 1.3%
Allianz SE(c)	18,800	3,058,060
TOTAL FINANCIAL		4,075,354

HEALTH CARE—PHARMACEUTICALS 0.7%
Bayer AG(c)	13,000	1,528,086

INDUSTRIALS—ELECTRICAL EQUIPMENT 0.5%
Siemens AG(c)	11,700	1,240,146

MATERIALS—CHEMICALS 0.3%
BASF SE	8,000	603,542

	Number of Shares	Value
REAL ESTATE 0.3%
OFFICE 0.1%
Alstria Office REIT AG (a)	12,938	$186,677

RESIDENTIAL 0.2%
Deutsche Wohnen AG	14,065	437,404
TOTAL REAL ESTATE		624,081

TECHNOLOGY—SOFTWARE 0.9%
SAP AG(c)	26,300	2,127,793
TOTAL GERMANY		10,199,002

HONG KONG 2.3%
ELECTRIC—REGULATED ELECTRIC 0.1%
Power Assets Holdings Ltd.	33,500	342,888

ENERGY—OIL & GAS 0.4%
CNOOC Ltd.(c)	854,000	1,009,517

INVESTMENT COMPANY—DIVERSIFIED FINANCIALS 0.5%
CK Hutchison Holdings Ltd. (Cayman Islands)	83,005	1,075,368

REAL ESTATE 0.8%
DIVERSIFIED 0.5%
Henderson Land Development Co., Ltd.	18,000	110,334
Sun Hung Kai Properties Ltd.	55,404	676,717
Wharf Holdings Ltd.\The	61,000	333,413
		1,120,464
OFFICE 0.1%
Hongkong Land Holdings Ltd. (USD)	54,198	324,646

RETAIL 0.2%
Link REIT	67,500	399,830
TOTAL REAL ESTATE		1,844,940

TELECOMMUNICATION SERVICES 0.5%
China Mobile Ltd.(c)	96,500	1,074,800
TOTAL HONG KONG		5,347,513

IRELAND 2.2%
HEALTH CARE 1.6%
HEALTH CARE EQUIPMENT & SERVICES 1.2%
Medtronic PLC (USD)(b),(c)	35,737	2,680,275

	Number of Shares	Value
PHARMACEUTICALS 0.4%
Perrigo Co. PLC (USD)(b)	8,060	$1,031,116
TOTAL HEALTH CARE		3,711,391

INDUSTRIALS—BUILDING PRODUCTS 0.6%
Allegion PLC (USD)(c)	19,141	1,219,473
TOTAL IRELAND		4,930,864

ITALY 1.2%
COMMUNICATIONS—TOWERS 0.3%
Ei Towers S.p.A.(c)	9,624	536,387
RAI Way S.p.A., 144A(d)	35,336	189,786
		726,173
GAS DISTRIBUTION 0.4%
Snam S.p.A.(c)	153,517	961,651

REAL ESTATE—DIVERSIFIED 0.1%
Beni Stabili S.p.A. (USD)	175,248	131,514

RETAIL 0.4%
Luxottica Group SpA(c)	15,700	866,454
TOTAL ITALY		2,685,792

JAPAN 10.2%
AUTOMOTIVE 0.7%
Toyota Motor Corp.(c)	29,200	1,544,257

CONSUMER DISCRETIONARY—MEDIA 0.5%
CyberAgent	24,100	1,119,934

FINANCIAL 1.9%
DIVERSIFIED FINANCIAL SERVICES 1.3%
Mitsubishi UFJ Financial Group(c)	176,200	816,458
ORIX Corp.	146,500	2,089,882
		2,906,340
INSURANCE 0.6%
NKSJ Holdings(c)	46,250	1,310,098
TOTAL FINANCIAL		4,216,438

HEALTH CARE—PHARMACEUTICALS 0.4%
Astellas Pharma(c)	74,100	985,301

INDUSTRIALS 2.8%
COMMERCIAL SERVICES & SUPPLIES 0.9%
Secom Co., Ltd.(c)	27,900	2,073,939

	Number of Shares	Value
ELECTRICAL EQUIPMENT 1.9%
Fanuc Ltd.(c)	6,500	$1,009,840
Murata Manufacturing Co., Ltd.	10,400	1,253,970
Nidec Corp.(c)	27,900	1,909,084
		4,172,894
TOTAL INDUSTRIALS		6,246,833

RAILWAYS 0.1%
West Japan Railway Co.	5,000	308,721

REAL ESTATE 1.8%
DIVERSIFIED 1.3%
Activia Properties	46	238,696
Invincible Investment Corp.	255	191,230
Mitsubishi Estate Co., Ltd.(c)	14,000	260,047
Mitsui Fudosan Co., Ltd.(c)	27,000	673,651
Nomura Real Estate Master Fund	226	337,358
Sekisui House Ltd.(c)	60,600	1,022,788
Tokyo Tatemono Co., Ltd.	22,400	279,042
		3,002,812
INDUSTRIALS 0.1%
Nippon Prologis REIT	109	243,966

OFFICE 0.2%
Hulic REIT	202	328,455
Japan Prime Realty Investment Corp.	54	219,992
		548,447
RETAIL 0.2%
AEON Mall Co., Ltd.	10,100	149,600
Japan Retail Fund Investment Corp.	91	218,474
		368,074
TOTAL REAL ESTATE		4,163,299

TECHNOLOGY—ELECTRONIC EQUIPMENT & INSTRUMENTS 1.0%
Kyocera Corp.(c)	26,900	1,184,800
Sony Corp.(c)	40,500	1,041,063
		2,225,863
TELECOMMUNICATION SERVICES 1.0%
KDDI Corp.(c)	88,300	2,358,433
TOTAL JAPAN		23,169,079

	Number of Shares	Value
JERSEY 1.0%
CONSUMER DISCRETIONARY—MEDIA
WPP PLC (GBP)(c)	96,500	$2,254,990

MEXICO 0.4%
TELECOMMUNICATION SERVICES 0.2%
America Movil SAB de CV	573,400	446,051

TOLL ROADS 0.2%
OHL Mexico SAB de CV(a)	212,919	337,054
Promotora y Operadora de Infraestructura SAB de CV	18,340	243,088
		580,142
TOTAL MEXICO		1,026,193

NETHERLANDS 0.7%
MATERIALS—CHEMICALS 0.5%
LyondellBasell Industries NV, Class A (USD)	12,700	1,086,866

REAL ESTATE 0.2%
DIVERSIFIED 0.1%
Nieuwe Steen Investments NV	26,369	125,242

RETAIL 0.1%
Wereldhave NV	8,880	496,638
TOTAL REAL ESTATE		621,880
TOTAL NETHERLANDS		1,708,746

NEW ZEALAND 0.2%
AIRPORTS
Auckland International Airport Ltd.	105,126	467,224

SINGAPORE 2.7%
REAL ESTATE 0.3%
INDUSTRIALS 0.2%
Global Logistic Properties Ltd.	246,798	352,477

RETAIL 0.1%
CapitaLand Mall Trust	172,400	267,327
TOTAL REAL ESTATE		619,804

TECHNOLOGY—SEMICONDUCTORS 2.4%
Broadcom Ltd. (USD)(c)	36,179	5,589,655
TOTAL SINGAPORE		6,209,459

	Number of Shares	Value
SOUTH KOREA 0.4%
TECHNOLOGY—SEMICONDUCTORS
Samsung Electronics Co., Ltd. GDR, 144A(d)	1,500	$854,250

SPAIN 0.6%
GAS DISTRIBUTION 0.3%
Enagas SA(c)	20,401	613,206

REAL ESTATE—DIVERSIFIED 0.1%
Hispania Activos Inmobiliarios SA(a)	11,275	160,373
Merlin Properties Socimi SA	12,665	147,285
		307,658
TOLL ROADS 0.2%
Ferrovial SA(c)	20,487	440,250
TOTAL SPAIN		1,361,114

SWEDEN 1.8%
COMMUNICATIONS—TELECOMMUNICATIONS 0.7%
TeliaSonera AB(c)	314,800	1,635,219

INDUSTRIALS—AEROSPACE & DEFENSE 1.1%
Saab AB, Class B(c)	70,800	2,427,952
TOTAL SWEDEN		4,063,171

SWITZERLAND 5.8%
AIRPORTS 0.2%
Flughafen Zuerich AG(c)	587	525,617

CONSUMER—NON-CYCLICAL—FOOD 1.9%
Nestle SA(c)	56,357	4,211,170

FINANCIAL 1.7%
BANKS 0.3%
Credit Suisse Group AG(c)	48,673	688,929

INSURANCE 1.4%
Chubb Ltd. (USD)(b),(c)	18,500	2,204,275
Zurich Insurance Group AG(c)	4,500	1,045,031
		3,249,306
TOTAL FINANCIAL		3,938,235

HEALTH CARE—PHARMACEUTICALS 1.3%
Novartis AG(c)	42,300	3,066,206

	Number of Shares	Value
INDUSTRIALS—ELECTRICAL COMPONENT & EQUIPMENT 0.7%
TE Connectivity Ltd. (USD)(b)	25,164	$1,558,155
TOTAL SWITZERLAND		13,299,383

UNITED KINGDOM 7.7%
CONSUMER STAPLES—BEVERAGE 0.9%
Diageo PLC(c)	76,700	2,072,666

CONSUMER—CYCLICAL—RETAIL 0.7%
Next PLC(c)	19,400	1,504,615

CONSUMER—NON-CYCLICAL—HOUSEHOLD PRODUCTS 1.1%
Reckitt Benckiser Group PLC(c)	25,487	2,463,562

ELECTRIC—REGULATED ELECTRIC 0.5%
National Grid PLC(c)	78,234	1,109,253

ENERGY—OIL & GAS 0.9%
BP PLC(c)	394,716	1,985,037

FINANCIAL 1.8%
BANKS 1.3%
Barclays PLC(c)	596,700	1,285,515
Lloyds Banking Group PLC(c)	1,875,000	1,831,756
		3,117,271
INSURANCE 0.5%
Beazley PLC	208,471	1,077,300
TOTAL FINANCIAL		4,194,571

HEALTH CARE—PHARMACEUTICALS 0.9%
GlaxoSmithKline PLC(c)	102,586	2,080,427

REAL ESTATE 0.6%
DIVERSIFIED 0.3%
Hammerson PLC	79,264	658,581
LondonMetric Property PLC	52,880	120,455
		779,036
INDUSTRIALS 0.1%
Segro PLC	33,424	196,965

RESIDENTIAL 0.1%
UNITE Group PLC/The	15,417	140,938

	Number of Shares	Value
SELF STORAGE 0.1%
Big Yellow Group PLC	31,011	$344,959
TOTAL REAL ESTATE		1,461,898

WATER 0.3%
United Utilities Group PLC	52,068	690,244
TOTAL UNITED KINGDOM		17,562,273

UNITED STATES 62.8%
COMMUNICATIONS 2.1%
TELECOMMUNICATION 1.2%
Verizon Communications(b),(c)	49,199	2,660,682

TOWERS 0.9%
American Tower Corp.(b)	10,744	1,099,863
Crown Castle International Corp.(b)	11,948	1,033,502
		2,133,365
TOTAL COMMUNICATIONS		4,794,047

CONSUMER—CYCLICAL 8.3%
APPAREL 1.0%
Hanesbrands(b),(c)	83,669	2,371,179

AUTOMOBILES 1.0%
Ford Motor Co.(c)	162,200	2,189,700

HOME BUILDERS 0.6%
D.R. Horton(c)	44,900	1,357,327

MEDIA 3.1%
The Walt Disney Co.(b),(c)	48,293	4,795,978
Time Warner(c)	29,700	2,154,735
		6,950,713
RESTAURANT 0.9%
Starbucks Corp.(c)	35,545	2,122,037

RETAIL 0.7%
Ross Stores(b),(c)	28,300	1,638,570

SPECIALTY RETAIL 1.0%
Home Depot/The(c)	16,200	2,161,566
TOTAL CONSUMER—CYCLICAL		18,791,092

CONSUMER—NON-CYCLICAL 5.4%
AGRICULTURE 0.9%
Altria Group(b)	33,130	2,075,926

	Number of Shares	Value
COSMETICS/PERSONAL CARE 0.9%
Procter & Gamble Co/The(b),(c)	23,528	$1,936,590

FOOD PRODUCTS 1.6%
Kroger Co/The(c)	27,936	1,068,552
Tyson Foods, Class A(c)	40,300	2,686,398
		3,754,950
RETAIL 2.0%
Costco Wholesale Corp.(c)	10,600	1,670,348
CVS Caremark Corp.(b),(c)	28,399	2,945,828
		4,616,176
TOTAL CONSUMER—NON-CYCLICAL		12,383,642

DIVERSIFIED 0.2%
Macquarie Infrastructure Co. LLC(b)	5,059	341,179

ELECTRIC 1.7%
INTEGRATED ELECTRIC 0.5%
NextEra Energy(c)	7,814	924,708
Pattern Energy Group	15,012	286,279
		1,210,987
REGULATED ELECTRIC 1.2%
CMS Energy Corp.(c)	18,501	785,183
Edison International(b)	8,234	591,942
Eversource Energy(b)	10,659	621,846
PG&E Corp.	3,738	223,233
Xcel Energy	10,319	431,541
		2,653,745
TOTAL ELECTRIC		3,864,732

ENERGY 3.8%
ENERGY EQUIPMENT & SERVICES 0.4%
Halliburton Co.(b)	29,800	1,064,456

OIL & GAS 3.4%
Anadarko Petroleum Corp.(c)	13,437	625,761
ConocoPhillips(c)	27,700	1,115,479
Devon Energy Corp.(b)	41,604	1,141,614
Exxon Mobil Corp.(c)	18,547	1,550,344
Marathon Petroleum Corp.(c)	59,600	2,215,928

	Number of Shares	Value
Valero Energy Corp.	16,100	$1,032,654
		7,681,780
TOTAL ENERGY		8,746,236

FINANCIAL 9.6%
BANKS 3.4%
Bank of America Corp.(c)	157,600	2,130,752
Huntington Bancshares(c)	177,900	1,697,166
PNC Financial Services Group(c)	17,100	1,446,147
Wells Fargo & Co.(c)	49,087	2,373,847
		7,647,912
CREDIT CARD 0.7%
Discover Financial Services(b)	32,100	1,634,532

DIVERSIFIED FINANCIAL SERVICES 3.5%
Ameriprise Financial(c)	18,000	1,692,180
BlackRock(c)	6,419	2,186,119
JPMorgan Chase & Co.(c)	52,953	3,135,877
Morgan Stanley(c)	34,000	850,340
		7,864,516
INSURANCE 2.0%
Allstate Corp./The(b)	24,073	1,621,798
American International Group(b),(c)	19,768	1,068,460
Assurant(b),(c)	19,800	1,527,570
MGIC Investment Corp.(a),(b)	56,410	432,665
		4,650,493
TOTAL FINANCIAL		21,797,453

GAS DISTRIBUTION 0.8%
Atmos Energy Corp.(b)	10,577	785,448
Sempra Energy(c)	10,443	1,086,594
		1,872,042
HEALTH CARE 7.0%
BIOTECHNOLOGY 1.3%
Amgen(c)	9,262	1,388,652
Gilead Sciences(b),(c)	17,691	1,625,095
		3,013,747

	Number of Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES 1.1%
Zimmer Holdings(c)	23,530	$2,509,004

HEALTH CARE PROVIDERS & SERVICES 1.6%
Aetna(c)	10,700	1,202,145
Cigna Corp.(c)	17,648	2,422,011
		3,624,156
HEALTHCARE PRODUCTS 3.0%
Johnson & Johnson(c)	28,500	3,083,700
Patterson Cos.	23,536	1,095,130
Thermo Fisher Scientific(b),(c)	18,689	2,646,176
		6,825,006
TOTAL HEALTH CARE		15,971,913

INDUSTRIALS 6.1%
AEROSPACE & DEFENSE 1.4%
General Dynamics Corp.(b),(c)	23,500	3,087,195

AIR FREIGHT & COURIERS 1.0%
FedEx Corp.(b),(c)	14,600	2,375,712

COMMERCIAL SERVICES & SUPPLIES 0.5%
Equifax(c)	10,242	1,170,558

DIVERSIFIED MANUFACTURING 2.7%
General Electric Co.(c)	90,200	2,867,458
Honeywell International(b),(c)	20,600	2,308,230
WW Grainger	4,400	1,027,092
		6,202,780
ROAD & RAIL 0.5%
CSX Corp.(b),(c)	40,200	1,035,150
TOTAL INDUSTRIALS		13,871,395

MATERIALS—CHEMICALS 0.9%
Ecolab(c)	9,800	1,092,896
PPG Industries	9,500	1,059,155
		2,152,051

	Number of Shares	Value
PIPELINES 0.9%
PIPELINES—C-CORP 0.6%
Kinder Morgan(b)	43,563	$778,035
Spectra Energy Corp.	11,038	337,763
Williams Cos. (The)(c)	19,370	311,276
		1,427,074
PIPELINES—MLP 0.3%
Enterprise Products Partners LP	22,943	564,856
TOTAL PIPELINES		1,991,930

REAL ESTATE 5.5%
DIVERSIFIED 0.3%
Vornado Realty Trust(b)	6,185	584,049

HEALTH CARE 0.7%
HCP(b)	19,000	619,020
Healthcare Trust of America, Class A	8,627	253,806
Omega Healthcare Investors(b)	15,773	556,787
Welltower	2,285	158,442
		1,588,055
HOTEL 0.2%
Host Hotels & Resorts	20,275	338,592
Pebblebrook Hotel Trust	4,228	122,908
		461,500
NET LEASE 0.3%
Four Corners Property Trust	8,953	160,706
Gaming and Leisure Properties	3,193	98,728
Spirit Realty Capital	24,307	273,454
STORE Capital Corp.	9,600	248,448
		781,336
OFFICE 0.6%
Alexandria Real Estate Equities	2,278	207,048
Cousins Properties	26,921	279,440
Douglas Emmett	6,661	200,563
Empire State Realty Trust, Class A	10,376	181,891
Kilroy Realty Corp.(b)	8,590	531,463
		1,400,405

	Number of Shares	Value
RESIDENTIAL 1.4%
APARTMENT 1.1%
Apartment Investment & Management Co.(b)	17,144	$716,962
Education Realty Trust	4,452	185,203
Essex Property Trust(b)	2,937	686,847
Mid-America Apartment Communities(b)	3,323	339,644
UDR(b)	17,047	656,821
		2,585,477
MANUFACTURED HOME 0.3%
Equity Lifestyle Properties	2,121	154,260
Sun Communities	7,028	503,275
		657,535
TOTAL RESIDENTIAL		3,243,012

SELF STORAGE 0.4%
Extra Space Storage	3,618	338,138
Public Storage(b)	1,657	457,051
		795,189
SHOPPING CENTERS 1.2%
COMMUNITY CENTER 0.6%
Brixmor Property Group	14,593	373,873
DDR Corp.(b)	30,174	536,796
Ramco-Gershenson Properties Trust	12,406	223,680
Tanger Factory Outlet Centers	8,685	316,047
		1,450,396
REGIONAL MALL 0.6%
Macerich Co. (The)	13	1,030
Simon Property Group(b)	6,641	1,379,269
		1,380,299
TOTAL SHOPPING CENTERS		2,830,695

SPECIALTY 0.4%
CyrusOne	4,097	187,028
Digital Realty Trust	3,791	335,466
DuPont Fabros Technology	2,859	115,875

	Number of Shares	Value
QTS Realty Trust, Class A	4,715	$223,397
		861,766
TOTAL REAL ESTATE		12,546,007

TECHNOLOGY 10.2%
COMPUTERS 4.1%
Apple(c)	46,000	5,013,540
Cadence Design Systems(a),(b)	71,500	1,685,970
EMC Corp.(b),(c)	60,700	1,617,655
HP(b)	91,200	1,123,584
		9,440,749
INTERNET SERVICE PROVIDER 1.9%
Alphabet, Class A(a),(c)	5,539	4,225,703

SERVICES 1.0%
Visa, Class A(c)	28,492	2,179,068

SOFTWARE 1.5%
Microsoft Corp.(c)	42,246	2,333,246
Oracle Corp.	25,700	1,051,387
		3,384,633
TELECOMMUNICATION EQUIPMENT 1.7%
Cisco Systems(b)	57,000	1,622,790
QUALCOMM(b)	45,198	2,311,426
		3,934,216
TOTAL TECHNOLOGY		23,164,369

WATER 0.3%
American Water Works Co.(b)	9,472	652,905
TOTAL UNITED STATES		142,940,993
TOTAL COMMON STOCK (Identified cost—$228,623,959)		258,032,742

CLOSED-END FUNDS—UNITED STATES 2.6%
COVERED CALL 0.5%
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	22,219	326,619
Eaton Vance Tax-Managed Diversified Equity Income Fund(b)	30,801	328,647
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	11,038	116,340

	Number of Shares	Value
Eaton Vance Tax-Managed Global Diversified Equity Income Fund(b),(c)	35,001	$307,309
		1,078,915
EQUITY TAX—ADVANTAGED 0.5%
Eaton Vance Tax-Advantaged Dividend Income Fund	22,395	429,760
Eaton Vance Tax-Advantaged Global Dividend Income Fund	7,974	115,224
Gabelli Dividend & Income Trust(c)	18,429	340,568
John Hancock Tax-Advantaged Dividend Income Fund	13,452	306,706
		1,192,258
GLOBAL HYBRID (GROWTH & INCOME) 0.0%
Clough Global Opportunities Fund	8,639	82,762

INVESTMENT GRADE 0.1%
PIMCO Corporate and Income Opportunity Fund	6,649	90,626

MASTER LIMITED PARTNERSHIPS 0.2%
First Trust Energy Income and Growth Fund	11,744	271,639
Kayne Anderson MLP Investment Company	6,585	109,113
		380,752
MULTI-SECTOR 0.4%
AllianzGI Convertible & Income Fund(c)	26,962	149,369
PIMCO Dynamic Credit Income Fund	13,520	235,789
PIMCO Dynamic Income Fund	5,383	140,227
PIMCO Income Opportunity Fund(c)	8,618	178,824
PIMCO Income Strategy Fund II	24,501	214,384
		918,593
MUNICIPAL 0.2%
BlackRock MuniHoldings Investment Quality Fund	10,524	159,544
Eaton Vance Municipal Bond Fund	11,739	156,129
PIMCO Municipal Income Fund II	9,689	128,379
		444,052
PREFERRED 0.1%
Nuveen Preferred Income Opportunities Fund(b)	29,696	277,954

REAL ESTATE 0.1%
CBRE Clarion Global Real Estate Income Fund	16,968	132,520
Nuveen Real Estate Income Fund	14,369	155,760
		288,280

	Number of Shares	Value
SENIOR LOAN 0.1%
Nuveen Credit Strategies Income Fund(b)	30,932	$244,672

U.S. GENERAL EQUITY 0.4%
Consumer Discretionary Select Sector SPDR Fund	2,384	188,455
Gabelli Equity Trust	32,372	175,780
SPDR S&P 500 ETF Trust(b)	1,518	312,040
Vanguard S&P 500 ETF Trust	889	167,630
		843,905
TOTAL CLOSED-END FUNDS (Identified cost—$6,190,133)		5,842,769

PREFERRED SECURITIES—$25 PAR VALUE—UNITED STATES 7.8%
BANKS 2.3%
Bank of America Corp., 6.20%, Series CC(b)	59,695	1,555,055
Bank of America Corp., 6.50%, Series Y(b)	60,000	1,588,200
Huntington Bancshares, 6.25%, Series D	6,800	174,760
JPMorgan Chase & Co., 6.15%, Series BB	30,000	782,700
Wells Fargo & Co., 5.85%	40,000	1,054,400
		5,155,115
ELECTRIC 1.1%
INTEGRATED ELECTRIC 0.4%
Integrys Holdings, 6.00%, due 8/1/73	35,750	944,025

REGULATED ELECTRIC 0.7%
Southern Co./The, 6.25%, due 10/15/75(b)	60,000	1,639,800
TOTAL ELECTRIC		2,583,825

FINANCIAL 1.0%
Charles Schwab Corp./The, 5.95%, Series D	41,000	1,068,050
Morgan Stanley, 6.375%, Series I(b)	46,150	1,203,130
		2,271,180
INDUSTRIALS—CHEMICALS 0.4%
CHS, 7.10%, Series II(b)	35,984	996,397

INSURANCE—MULTI-LINE 0.8%
Allstate Corp./The, 5.10%, due 1/15/53	30,000	782,100
PartnerRe Ltd., 7.25%, Series E	34,664	980,645
		1,762,745
REAL ESTATE—DIVERSIFIED 0.8%
Colony Financial, 8.50%, Series A	29,928	750,894

	Number of Shares	Value
VEREIT, 6.70%, Series F	45,000	$1,139,850
		1,890,744
TECHNOLOGY—SOFTWARE 0.9%
eBay, 6.00%, due 2/1/56	80,000	2,016,000

UTILITIES 0.5%
SCE Trust V, 5.45%, Series K	40,916	1,090,411
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$17,124,184)		17,766,417

PREFERRED SECURITIES—CAPITAL SECURITIES 6.1%
AUSTRALIA 0.8%
INSURANCE-FOREIGN
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (USD)	1,755,000	1,832,220

FRANCE 1.4%
BANKS—FOREIGN 1.0%
BNP Paribas SA, 7.625%, 144A (USD)(d)	200,000	201,600
Credit Agricole SA, 8.125%, 144A (USD)(d)	2,000,000	2,002,990
		2,204,590
INSURANCE—LIFE/HEALTH INSURANCE—FOREIGN 0.4%
La Mondiale, 7.625% (USD)	1,000,000	1,048,313
TOTAL FRANCE		3,252,903

JAPAN 0.2%
INSURANCE—LIFE/HEALTH INSURANCE—FOREIGN
Meiji Yasuda Life Insurance Co., 5.20%, due 10/20/45, 144A (USD)(d)	200,000	215,890
Nippon Life Insurance Co., 4.70%, due 1/20/46, 144A (USD)(d)	300,000	312,742
TOTAL JAPAN		528,632

SWITZERLAND 0.5%
BANKS—FOREIGN 0.1%
UBS Group AG, 6.875% (USD)	200,000	198,574

INSURANCE—REINSURANCE—FOREIGN 0.4%
Aquarius + Investments PLC, 8.25% (USD)	910,000	979,388
TOTAL SWITZERLAND		1,177,962

		Number of Shares	Value
UNITED KINGDOM 1.7%
BANKS—FOREIGN
Barclays Bank PLC, 7.625%, due 11/21/22 (USD)		800,000	$861,500
Royal Bank of Scotland Group PLC, 7.50% (USD)		1,000,000	932,500
Royal Bank of Scotland Group PLC, 8.00% (USD)		2,050,000	1,959,800
			3,753,800
UNITED STATES 1.5%
BANKS 1.0%
Bank of America Corp., 6.30%, Series DD		270,000	278,775
Bank of America Corp., 6.50%, Series Z		2,037,000	2,105,138
			2,383,913
INSURANCE—LIFE/HEALTH INSURANCE 0.5%
Prudential Financial, 5.625%, due 6/15/43		1,000,000	1,019,750
TOTAL UNITED STATES			3,403,663
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$14,005,397)			13,949,180

		Number of Contracts
PURCHASED OPTION CONTRACTS—UNITED STATES 0.0%
S&P 500 Index, Call, USD Strike Price 2,100, expires 4/1/16		100	500
TOTAL PURCHASED OPTION CONTRACTS (Identified cost—$16,300)			500

		Number of Shares
SHORT-TERM INVESTMENTS 0.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.19%(e)		200,000	200,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$200,000)			200,000

TOTAL INVESTMENTS (Identified cost—$266,159,973)	129.9%		295,791,608

WRITTEN OPTION CONTRACTS	(0.9)		(1,964,250)

LIABILITIES IN EXCESS OF OTHER ASSETS	(29.0)		(66,078,970)

NET ASSETS (Equivalent to $9.84 per share based on 23,142,068 shares of common stock outstanding)	100.0%		$227,748,388

	Number of Contracts	Value
WRITTEN OPTION CONTRACTS—UNITED STATES (0.9)%
S&P 500 Index, Call, USD Strike Price 2,050, expires 4/15/16	810	$(1,964,250)
TOTAL WRITTEN OPTION CONTRACTS (Premiums received—$1,963,754)		$(1,964,250)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GBP	Great British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)    Non-income producing security.

(b)    All or a portion of the security is pledged as collateral in connection with written option contracts. $39,899,923 in aggregate has been pledged as collateral.

(c)     All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $141,702,256 in aggregate has been pledged as collateral.

(d)    Resale is restricted to qualified institutional investors. Aggregate holdings equal 1.7% of the net assets of the Fund, of which 0.0% are illiquid.

(e)     Rate quoted represents the annualized seven-day yield of the Fund.

Sector Summary	% of Managed Assets
Financial (Common)	13.5
Technology (Common)	11.4
Health Care (Common)	9.7
Industrials (Common)	9.5
Real Estate (Common)	8.5
Consumer—Cyclical (Common)	7.1
Consumer—Non-Cyclical (Common)	6.4
Energy (Common)	4.3
Communications (Common)	2.6
Banks (Preferred)	2.5
Banks—Foreign (Preferred)	2.1
Closed-End Funds	2.0
Electric (Common)	1.9
Consumer Staples (Common)	1.6
Insurance-Foreign (Preferred)	1.5
Pipelines (Common)	1.4
Telecommunication Services (Common)	1.3
Materials (Common)	1.3
Gas Distribution (Common)	1.2
Consumer Discretionary (Common)	1.1
Insurance (Preferred)	0.9
Electric (Preferred)	0.9
Toll Roads (Common)	0.8
Financial (Preferred)	0.8
Technology (Preferred)	0.7
Other	0.6
Real Estate (Preferred)	0.6
Diversified (Common)	0.6
Automotive (Common)	0.5
Water (Common)	0.5
Information Technology (Common)	0.4
Utilities (Preferred)	0.4
Investment Company (Common)	0.4
Industrials (Preferred)	0.3
Airports (Common)	0.3
Retail (Common)	0.3
Railways (Common)	0.1
100.0

Cohen & Steers Global Income Builder, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board

Cohen & Steers Global Income Builder, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Cohen & Steers Global Income Builder, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 31, 2016, there were $86,254,961 of securities transferred from Level 2 to Level 1, which resulted from the Fund not utilizing foreign equity fair value pricing procedures as of March 31, 2016.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$258,032,742	258,032,742	—	—
Closed-End Funds	5,842,769	5,842,769	—	—
Preferred Securities - $25 Par Value-United States:
Electric	2,583,825	1,639,800	944,025	—
Other Industries	15,182,592	15,182,592
Preferred Securities - Capital Securities	13,949,180	—	13,949,180	—
Purchased Option Contracts	500	500	—	—
Short-Term Investments	200,000	—	200,000	—
Total Investments(a)	$295,791,608	$280,698,403	$15,093,205	$—
Written Option Contracts	$(1,964,250)	$(1,964,250)	$—	$—
Total Depreciation in Other Financial Instruments(a)	$(1,964,250)	$(1,964,250)	$—	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Derivative Instruments

Options:  The Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices and other financial instruments to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the

Cohen & Steers Global Income Builder, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Transactions in written options during the three months ended March 31, 2016, were as follows:

	Number
	of Contracts	Premium
Written option contracts outstanding at December 31, 2015	825	$2,727,771
Option contracts written	3,290	10,987,582
Option contracts expired	(825)	(2,727,770)
Option contracts terminated in closing transactions	(1,000)	(3,182,667)
Option contracts exercised	(1,480)	(5,841,162)
Written option contracts outstanding at March 31, 2016	810	$1,963,754

Note 3.   Income Tax Information

As of March 31, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$266,159,973
Gross unrealized appreciation	$42,831,649
Gross unrealized depreciation	(13,200,014)
Net unrealized appreciation	$29,631,635

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 26, 2016